SEGMENT AND GEOGRAPHIC INFORMATION - Disaggregated Revenue (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 39,184	$ 33,330
Other
Disclosure of products and services [line items]
Revenue from contracts with customers	49	33
NAFTA | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	10,057	9,040
Brazil | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	3,553	3,045
Europe | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	21,056	17,192
ACIS | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	3,944	3,472
Mining | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	525	548
Steel sales
Disclosure of products and services [line items]
Revenue from contracts with customers	35,785	30,444
Steel sales | Other
Disclosure of products and services [line items]
Revenue from contracts with customers	0	0
Steel sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	9,684	8,714
Steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	3,336	2,850
Steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	19,204	15,716
Steel sales | ACIS | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	3,561	3,164
Steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	0	0
Non-steel sales
Disclosure of products and services [line items]
Revenue from contracts with customers	1,117	1,007
Non-steel sales | Other
Disclosure of products and services [line items]
Revenue from contracts with customers	0	0
Non-steel sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	70	44
Non-steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	23	27
Non-steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	412	313
Non-steel sales | ACIS | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	104	90
Non-steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	508	533
By-product sales
Disclosure of products and services [line items]
Revenue from contracts with customers	695	504
By-product sales | Other
Disclosure of products and services [line items]
Revenue from contracts with customers	0	0
By-product sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	61	49
By-product sales | Brazil | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	50	40
By-product sales | Europe | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	485	346
By-product sales | ACIS | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	99	69
By-product sales | Mining | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	0	0
Other sales
Disclosure of products and services [line items]
Revenue from contracts with customers	1,587	1,375
Other sales | Other
Disclosure of products and services [line items]
Revenue from contracts with customers	49	33
Other sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	242	233
Other sales | Brazil | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	144	128
Other sales | Europe | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	955	817
Other sales | ACIS | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	180	149
Other sales | Mining | Operating segments
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 17	$ 15